Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.0%
Equity Funds - 99.0%
iShares Core S&P 500 ETF(a)(b)
(Cost $95,473,295) ....................................................... 156,301 $ 102,097,376
Number of
Contracts Notional Amount
Purchased Options – 0.8%
Calls – Exchange-Traded – 0.8%
S&P 500 Index, April Strike Price $6,550, Expires 4/17/26(c) ............. 77 $ 50,435,000 870,870
Total Purchased Options (Cost $1,298,893) ............................................ 870,870
Shares
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $263,709) .......................................................... 263,709 263,709
Total Investments – 100.1%
(Cost $97,035,897) ............................................................. $ 103,231,955
Liabilities in Excess of Other Assets – (0.1)% .......................................... (64,929)
Net Assets – 100.0% ............................................................. $ 103,167,026
Number of
Contracts Notional Amount
Written Option – (0.8)%
Calls – Exchange-Traded – (0.8)%
S&P 500 Index, June Strike Price $7,000, Expires 6/18/26
(Premiums Received $760,464) .................................. (154) (107,800,000) $ (774,620)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $57,809,085 have been pledged as collateral for options as of March 31, 2026.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.